Tax expenses (Schedule of Tax Balances) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets	₪ 3,117	$ 886	₪ 5,780
Deferred tax assets/liabilities	₪ (4,198)	$ (1,193)	₪ (2,017)	$ (648)	₪ 768